Products revenue	12 Months Ended
Dec. 31, 2024
Revenues [Abstract]
Products revenue
17.	Products revenue
In accordance with ASC 606, the Group disaggregates revenue from contracts with customers by revenue stream. The Company determined that disaggregating revenue into these categories meets the disclosure objective in ASC 606 which is to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by regional economic factors. The following table summarizes the disaggregation of revenue:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Products revenue	473,740	82,197	281,367
Mining products	473,740	68,358	281,367
Intelligent router products (Note a)	—	13,839	—
Other revenue	—	28	400

	473,740	82,225	281,767

Note a: In 2023, the revenue was substantially derived from a one-off
sale of intelligent router products, totaling RMB13,839,000 for the year ending December 31, 2023. These intelligent router products were produced by external vendors and integrated with our software solutions for resale purposes. This was a one-off
transaction for the Group, with no plans in place to pursue this business line in the future.